MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 94.1%
Australia – 0.6%
44,600	CSL Ltd. (Biotechnology)	$ 8,261,819

Belgium – 0.2%
37,755	KBC Group NV (Banks)	3,283,528

Brazil – 0.2%
395,807	Ambev SA ADR (Beverages)	1,120,134
311,190	Lojas Renner SA (Multiline Retail)	1,647,928

		2,768,062

Canada – 5.1%
362,700	Air Canada* (Airlines)	6,522,694
30,160	BRP, Inc. (Leisure Products)	2,506,710
269,090	CAE, Inc.* (Aerospace & Defense)	6,795,255
101,182	Canadian National Railway Co. (Road & Rail)	12,321,299
147,996	Canadian Pacific Railway Ltd. (Road & Rail)	10,566,914
19,023	Intact Financial Corp. (Insurance)	2,577,454
83,331	National Bank of Canada (Banks)	6,667,004
7,057	Shopify, Inc. Class A* (IT Services)	6,804,642
249,867	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	7,139,338
60,247	The Toronto-Dominion Bank (Banks)	4,825,353
32,301	TMX Group Ltd. (Capital Markets)	3,285,877

		70,012,540

China – 2.3%
3,332,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	2,224,529
1,664,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	3,395,040
3,133	JD.com, Inc. Class A* (Internet & Direct Marketing Retail)	118,745
508,000	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	4,957,064
806,661	Ming Yang Smart Energy Group Ltd. (Electrical Equipment)	3,282,903
96,300	NetEase, Inc. (Entertainment)	2,010,694
704,517	Ping An Bank Co, Ltd. (Banks)	1,765,812
261,300	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	4,848,406
65,800	Tencent Holdings Ltd. (Interactive Media & Services)	4,123,178
465,544	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	4,666,038

		31,392,409

Shares	Description	Value

Common Stocks – (continued)
Denmark – 2.6%
57,071	Carlsberg AS Class B (Beverages)	$ 9,241,541
46,600	DSV A/S (Air Freight & Logistics)	9,468,218
8,319	Genmab A/S* (Biotechnology)	2,832,865
145,442	Novo Nordisk A/S Class B (Pharmaceuticals)	14,466,861

		36,009,485

Finland – 0.4%
97,859	Sampo Oyj Class A (Insurance)	4,857,018
26,214	Valmet Oyj (Machinery)	1,001,226

		5,858,244

France – 12.3%
63,821	Air Liquide SA (Chemicals)	10,917,172
196,251	Alstom SA (Machinery)	6,362,403
248,374	AXA SA (Insurance)	7,866,252
45,321	Capgemini SE (IT Services)	10,188,902
18,632	Cie Generale des Etablissements Michelin SCA (Auto Components)	3,117,577
117,385	Danone SA (Food Products)	7,319,080
54,602	Dassault Systemes SE (Software)	2,640,464
737,377	Engie SA (Multi-Utilities)	11,342,187
27,200	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	5,145,843
9,222	L’Oreal SA (Personal Products)	3,939,146
38,685	Legrand SA (Electrical Equipment)	3,937,090
24,990	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	20,526,216
91,692	Pernod Ricard SA (Beverages)	19,612,858
23,979	Safran SA (Aerospace & Defense)	2,903,119
190,242	Sanofi (Pharmaceuticals)	19,892,086
76,769	Schneider Electric SE (Electrical Equipment)	13,004,309
216,562	TotalEnergies SE (Oil, Gas & Consumable Fuels)	12,315,322
124,096	Valeo (Auto Components)	3,473,274
46,004	Vinci SA (Construction & Engineering)	5,042,339

		169,545,639

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 6.6%
17,097	adidas AG (Textiles, Apparel & Luxury Goods)	$ 4,691,711
134,161	BASF SE (Chemicals)	10,275,242
163,514	Bayer AG (Pharmaceuticals)	9,934,106
64,495	Beiersdorf AG (Personal Products)	6,414,899
42,613	Continental AG* (Auto Components)	4,131,335
44,788	Deutsche Boerse AG (Capital Markets)	7,961,174
125,782	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	5,223,443
31,361	Merck KGaA (Pharmaceuticals)	6,877,413
10,808	MTU Aero Engines AG (Aerospace & Defense)	2,299,825
175,351	RWE AG (Multi-Utilities)	7,396,702
151,513	SAP SE (Software)	19,009,003
15,967	Siemens AG (Industrial Conglomerates)	2,535,098
76,060	Vonovia SE (Real Estate Management & Development)	4,332,057

		91,082,008

Hong Kong – 1.5%
1,612,390	AIA Group Ltd. (Insurance)	16,833,045
1,275,400	ESR Cayman Ltd.*(a) (Real Estate Management & Development)	4,324,498

		21,157,543

India – 1.0%
91,800	HDFC Bank Ltd. (Banks)	1,846,198
193,283	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	6,594,958
95,409	Tata Consultancy Services Ltd. (IT Services)	4,804,399

		13,245,555

Indonesia – 0.2%
4,120,600	Bank Mandiri Persero Tbk PT (Banks)	2,159,229

Ireland – 6.6%
45,153	Accenture PLC Class A (IT Services)	15,965,198
52,815	Aon PLC Class A (Insurance)	14,600,178
334,358	Experian PLC (Professional Services)	13,965,426
32,926	ICON PLC* (Life Sciences Tools & Services)	8,749,097
31,475	Linde PLC* (Chemicals)	10,009,680
55,489	Medtronic PLC (Health Care Equipment & Supplies)	5,742,557
129,613	Ryanair Holdings PLC ADR* (Airlines)	14,467,403
31,090	STERIS PLC (Health Care Equipment & Supplies)	6,976,596

		90,476,135

Shares	Description	Value

Common Stocks – (continued)
Israel – 0.8%
675,656	Bank Leumi Le-Israel BM (Banks)	$ 7,246,405
36,812	Check Point Software Technologies Ltd.* (Software)	4,454,620

		11,701,025

Italy – 2.5%
1,681,853	Enel SpA (Electric Utilities)	12,944,546
181,715	Eni SpA (Oil, Gas & Consumable Fuels)	2,729,575
1,744,085	Intesa Sanpaolo SpA (Banks)	5,183,139
868,695	UniCredit SpA (Banks)	13,806,530

		34,663,790

Japan – 10.9%
11,300	BayCurrent Consulting, Inc. (Professional Services)	4,288,559
62,900	Daikin Industries Ltd. (Building Products)	13,205,480
133,000	Demae-Can Co. Ltd.* (Internet & Direct Marketing Retail)	865,756
47,700	Denso Corp. (Auto Components)	3,560,027
66,600	FANUC Corp. (Machinery)	13,170,038
151,500	Hitachi Ltd. (Industrial Conglomerates)	7,874,365
41,500	Hoya Corp. (Health Care Equipment & Supplies)	5,381,236
115,900	Japan Tobacco, Inc. (Tobacco)	2,313,929
15,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	7,693,836
78,400	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	2,440,545
53,800	Koito Manufacturing Co. Ltd. (Auto Components)	2,701,324
24,300	Kose Corp. (Personal Products)	2,221,737
276,800	Kubota Corp. (Machinery)	5,936,122
70,800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,366,328
37,200	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	8,345,350
160,000	Makita Corp. (Machinery)	5,987,748
88,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	6,668,756
365,300	Olympus Corp. (Health Care Equipment & Supplies)	8,174,336
19,900	Shimano, Inc. (Leisure Products)	4,462,418

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
14,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	$ 2,492,908
6,800	SMC Corp. (Machinery)	3,792,778
49,800	Sony Group Corp. (Household Durables)	5,571,049
149,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,395,939
80,400	Suzuki Motor Corp. (Automobiles)	3,422,959
264,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,663,154
130,400	Terumo Corp. (Health Care Equipment & Supplies)	4,760,099
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,304,370
61,500	Yamaha Corp. (Leisure Products)	2,801,642

		149,862,788

Luxembourg – 0.2%
87,292	ArcelorMittal SA (Metals & Mining)	2,592,924

Macau* – 0.4%
2,210,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	6,163,594

Mexico – 0.3%
514,200	Arca Continental SAB de CV (Beverages)	3,041,378
219,176	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,389,134

		4,430,512

Netherlands – 4.3%
2,550	Adyen NV*(a) (IT Services)	5,188,988
123,068	Akzo Nobel NV (Chemicals)	12,738,480
15,175	ASML Holding NV (Semiconductors & Semiconductor Equipment)	10,276,510
35,700	Ferrari NV (Automobiles)	8,227,872
460,212	ING Groep NV (Banks)	6,806,122
138,846	Koninklijke Philips NV (Health Care Equipment & Supplies)	4,618,474
61,906	QIAGEN NV* (Life Sciences Tools & Services)	3,060,152
56,230	Randstad NV (Professional Services)	3,657,968
195,127	Universal Music Group NV (Entertainment)	4,817,516

		59,392,082

Peru – 0.1%
13,876	Credicorp Ltd. (Banks)	1,987,321

Portugal – 0.2%
213,505	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	2,354,166

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.4%
196,700	DBS Group Holdings Ltd. (Banks)	$ 5,166,693

South Korea – 1.5%
52,041	NHN KCP Corp.* (IT Services)	1,057,556
8,430	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	13,144,478
60,082	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	6,218,953

		20,420,987

Spain – 3.6%
40,522	Aena SME SA*(a) (Transportation Infrastructure)	6,547,650
304,725	Amadeus IT Group SA* (IT Services)	20,952,952
452,708	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,890,373
524,009	Bankinter SA (Banks)	3,072,899
2,253,802	CaixaBank SA (Banks)	7,251,337
191,296	Industria de Diseno Textil SA (Specialty Retail)	5,801,892
520,830	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	934,942
129,718	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	2,806,821

		50,258,866

Sweden – 1.7%
118,400	Atlas Copco AB Class A (Machinery)	7,007,627
62,500	Evolution AB(a) (Hotels, Restaurants & Leisure)	7,776,070
238,823	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	3,221,261
197,128	Swedbank AB Class A (Banks)	3,859,413
147,881	Volvo Car AB* (Automobiles)	1,121,729

		22,986,100

Switzerland – 10.4%
205,136	ABB Ltd. (Electrical Equipment)	7,112,430
99,400	Alcon, Inc. (Health Care Equipment & Supplies)	7,664,596
66,057	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	9,600,315
569,130	Credit Suisse Group AG (Capital Markets)	5,409,814
59,595	Idorsia, Ltd.* (Biotechnology)	1,388,179

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
121,830	Julius Baer Group Ltd. (Capital Markets)	$ 7,961,551
10,700	Lonza Group AG (Life Sciences Tools & Services)	7,377,028
178,378	Nestle SA (Food Products)	23,035,429
202,512	Novartis AG (Pharmaceuticals)	17,596,164
51,282	Roche Holding AG (Pharmaceuticals)	19,846,090
38,141	Sika AG (Chemicals)	13,344,547
432,508	UBS Group AG (Capital Markets)	8,022,827
29,696	Zurich Insurance Group AG (Insurance)	14,203,842

		142,562,812

Taiwan – 1.6%
119,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,751,517
151,902	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	18,627,742

		21,379,259

United Kingdom – 13.1%
73,272	AstraZeneca PLC (Pharmaceuticals)	8,523,580
17,356	Atlassian Corp. PLC Class A* (Software)	5,629,245
312,547	Balfour Beatty PLC (Construction & Engineering)	1,071,391
1,931,068	Barclays PLC (Banks)	5,180,703
2,376,257	BP PLC (Oil, Gas & Consumable Fuels)	12,318,330
164,449	British American Tobacco PLC (Tobacco)	7,021,146
130,006	Coca-Cola European Partners PLC (Beverages)	7,472,622
823,220	Compass Group PLC (Hotels, Restaurants & Leisure)	18,709,835
137,792	Diageo PLC (Beverages)	6,953,171
175,492	GlaxoSmithKline PLC (Pharmaceuticals)	3,916,277
686,571	Informa PLC* (Media)	5,193,476
23,399	London Stock Exchange Group PLC (Capital Markets)	2,291,076
521,553	Prudential PLC (Insurance)	8,791,152
107,043	Reckitt Benckiser Group PLC (Household Products)	8,672,849
649,152	RELX PLC (Professional Services)	19,963,623
128,449	Rio Tinto PLC (Metals & Mining)	9,053,768
11,507,180	Rolls-Royce Holdings PLC* (Aerospace & Defense)	18,037,278
361,916	Shell PLC (Oil, Gas & Consumable Fuels)	9,235,527

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
125,546	Smith & Nephew PLC (Health Care Equipment & Supplies)	$ 2,135,157
90,973	Smiths Group PLC (Industrial Conglomerates)	1,917,491
1,086,270	Tesco PLC (Food & Staples Retailing)	4,363,190
169,456	Unilever PLC (Personal Products)	8,690,017
213,613	WH Smith PLC* (Specialty Retail)	4,792,509

		179,933,413

United States – 2.5%
13,170	EPAM Systems, Inc.* (IT Services)	6,270,764
22,175	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	7,401,128
5,610	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8,261,735
42,190	ResMed, Inc. (Health Care Equipment & Supplies)	9,644,634
48,255	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	2,324,443

		33,902,704

TOTAL COMMON STOCKS (Cost $1,015,592,182)		$1,295,011,232

Shares	Dividend Rate	Value

Preferred Stocks – 0.9%
Brazil – 0.1%
Banco Bradesco SA (Banks)
397,200	4.490%	$ 1,705,459

Germany – 0.8%
Volkswagen AG (Automobiles)
52,896	2.730	11,016,766

TOTAL PREFERRED STOCKS (Cost $13,620,407)		$ 12,722,225

Investment Company(b) – 3.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
47,129,562	0.026%	$ 47,129,562
(Cost $47,129,562)

TOTAL INVESTMENTS – 98.5% (Cost $1,076,342,151)		$1,354,863,019

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		21,094,044

NET ASSETS – 100.0%		$1,375,957,063

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 94.3%
Aerospace & Defense – 0.9%
11,577	BWX Technologies, Inc.	$ 515,292
15,078	Curtiss-Wright Corp.	2,002,207
24,775	Hexcel Corp.*	1,292,512
15,858	Woodward, Inc.	1,748,662

		5,558,673

Air Freight & Logistics – 0.4%
7,450	Forward Air Corp.	791,935
24,767	Hub Group, Inc. Class A*	1,875,357

		2,667,292

Airlines* – 0.1%
40,175	Frontier Group Holdings, Inc.	525,489

Auto Components – 1.2%
9,050	Fox Factory Holding Corp.*	1,204,283
14,130	Gentherm, Inc.*	1,234,821
22,382	LCI Industries	2,756,791
9,672	Standard Motor Products, Inc.	462,999
16,800	Visteon Corp.*	1,705,368

		7,364,262

Automobiles – 0.4%
58,462	Harley-Davidson, Inc.	2,021,031
4,120	Thor Industries, Inc.	389,711

		2,410,742

Banks – 6.1%
10,223	Ameris Bancorp	504,096
24,725	Bank of Hawaii Corp.	2,128,081
33,406	BankUnited, Inc.	1,394,700
15,582	Columbia Banking System, Inc.	541,786
13,450	Customers Bancorp, Inc.*	784,135
22,900	Eagle Bancorp, Inc.	1,373,313
42,312	First Hawaiian, Inc.	1,199,545
24,007	First Merchants Corp.	1,018,617
29,975	Independent Bank Corp.	2,528,391
64,186	Investors Bancorp, Inc.	1,047,516
13,675	Lakeland Financial Corp.	1,093,043
46,270	PacWest Bancorp.	2,148,316
12,300	Pinnacle Financial Partners, Inc.	1,189,533
9,281	Preferred Bank	724,475
73,467	Prosperity Bancshares, Inc.	5,381,458
54,175	Renasant Corp.	1,992,556
34,518	SouthState Corp.	2,913,664
37,281	Synovus Financial Corp.	1,855,103
21,975	UMB Financial Corp.	2,163,439
56,900	Umpqua Holdings Corp.	1,153,932
101,054	Valley National Bancorp	1,406,672
34,054	Wintrust Financial Corp.	3,339,676

		37,882,047

Beverages* – 0.1%
8,570	Celsius Holdings, Inc.	409,046

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – 3.3%
68,198	Abcam PLC ADR	$ 1,221,426
20,160	Apellis Pharmaceuticals, Inc.	811,843
11,774	Ascendis Pharma A/S ADR	1,432,189
12,770	Beam Therapeutics, Inc.	883,812
13,010	Bicycle Therapeutics PLC ADR	635,278
47,170	BioCryst Pharmaceuticals, Inc.	728,777
22,371	Biohaven Pharmaceutical Holding Co. Ltd.	2,972,435
32,744	Blueprint Medicines Corp.	2,524,562
17,370	Compass Pathways PLC ADR	273,578
20,010	DermTech, Inc.	256,328
66,520	Equillium, Inc.	260,758
30,431	Fate Therapeutics, Inc.	1,263,191
10,790	Intellia Therapeutics, Inc.	1,020,410
6,460	Karuna Therapeutics, Inc.	717,448
9,780	Kronos Bio, Inc.	88,998
13,098	Natera, Inc.	925,374
26,918	Neurocrine Biosciences, Inc.	2,127,060
23,300	Opthea, Ltd. ADR	153,081
38,370	ORIC Pharmaceuticals, Inc.	379,479
14,100	Replimune Group, Inc.	279,603
57,240	Rubius Therapeutics, Inc.	386,370
28,580	Scholar Rock Holding Corp.	509,010
14,360	SpringWorks Therapeutics, Inc.	799,565

		20,650,575

Building Products – 2.0%
4,330	Advanced Drainage Systems, Inc.	489,680
4,025	Carlisle Cos., Inc.	899,346
15,700	Gibraltar Industries, Inc.*	860,360
6,833	Masonite International Corp.*	678,107
33,486	Resideo Technologies, Inc.*	829,783
10,540	Simpson Manufacturing Co., Inc.	1,188,807
103,287	The AZEK Co., Inc.*	3,411,570
24,775	UFP Industries, Inc.	1,978,531
62,328	Zurn Water Solutions Corp.	1,903,497

		12,239,681

Capital Markets – 1.0%
25,778	Artisan Partners Asset Management, Inc. Class A	1,113,867
12,775	Cohen & Steers, Inc.	1,067,096
19,742	Evercore, Inc. Class A	2,464,197
24,720	Focus Financial Partners, Inc. Class A*	1,244,899

		5,890,059

Chemicals – 2.6%
17,050	Avient Corp.	848,578
30,675	Cabot Corp.	1,686,818
43,459	Ecovyst, Inc.	444,586
46,025	H.B. Fuller Co.	3,303,214
13,844	Ingevity Corp.*	912,458
11,500	Innospec, Inc.	1,069,040
27,375	Minerals Technologies, Inc.	1,915,429
14,808	Quaker Chemical Corp.	3,097,389
91,940	Valvoline, Inc.	3,028,504

		16,306,016

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – 4.0%
89,033	ABM Industries, Inc.	$ 3,711,786
91,725	ACCO Brands Corp.	746,641
53,781	BrightView Holdings, Inc.*	713,674
55,446	Harsco Corp.*	870,502
98,768	IAA, Inc.*	4,536,414
106,390	KAR Auction Services, Inc.*	1,512,866
14,229	MSA Safety, Inc.	1,955,065
45,301	Steelcase, Inc. Class A	559,014
20,166	The Brink’s Co.	1,407,183
7,675	UniFirst Corp.	1,458,941
15,325	US Ecology, Inc.*	437,989
42,061	Viad Corp.*	1,584,438
41,380	Waste Connections, Inc.	5,160,086

		24,654,599

Communications Equipment – 0.7%
26,925	ADTRAN, Inc.	517,229
60,736	CommScope Holding Co., Inc.*	570,311
274,778	Infinera Corp.*	2,313,631
45,050	NETGEAR, Inc.*	1,246,534

		4,647,705

Construction & Engineering – 1.2%
13,690	Arcosa, Inc.	638,775
9,325	Comfort Systems USA, Inc.	837,199
23,110	EMCOR Group, Inc.	2,754,943
6,100	MYR Group, Inc.*	573,583
11,294	Valmont Industries, Inc.	2,453,396

		7,257,896

Construction Materials* – 0.3%
45,520	Summit Materials, Inc. Class A	1,618,691

Consumer Finance – 1.4%
12,310	Green Dot Corp. Class A*	390,350
85,603	Navient Corp.	1,492,060
8,332	Nelnet, Inc. Class A	737,632
37,426	PRA Group, Inc.*	1,740,309
33,870	PROG Holdings, Inc.*	1,348,365
169,478	SLM Corp.	3,108,227

		8,816,943

Containers & Packaging – 1.6%
231,798	Graphic Packaging Holding Co.	4,383,300
47,175	Silgan Holdings, Inc.	2,112,497
31,150	Sonoco Products Co.	1,764,336
39,600	TriMas Corp.	1,376,496

		9,636,629

Diversified Consumer Services – 1.9%
36,055	Bright Horizons Family Solutions, Inc.*	4,629,823
29,620	frontdoor, Inc.*	1,075,206
17,997	H&R Block, Inc.	411,411
8,960	Houghton Mifflin Harcourt Co.*	161,370
67,121	Stride, Inc.*	2,353,933
79,223	Terminix Global Holdings, Inc.*	3,417,680

		12,049,423

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.5%
21,080	Bandwidth, Inc. Class A*	$ 1,319,819
32,748	Cogent Communications Holdings, Inc.	2,083,100

		3,402,919

Electric Utilities – 0.3%
16,400	ALLETE, Inc.	1,046,812
10,325	MGE Energy, Inc.	799,465

		1,846,277

Electrical Equipment – 0.3%
1,875	Encore Wire Corp.	211,294
15,575	EnerSys	1,167,035
64,716	GrafTech International Ltd.	678,223

		2,056,552

Electronic Equipment, Instruments & Components – 3.5%
41,325	Advanced Energy Industries, Inc.	3,561,388
68,038	Avnet, Inc.	2,746,014
59,839	Belden, Inc.	3,347,992
10,725	Fabrinet*	1,213,641
38,606	Insight Enterprises, Inc.*	3,634,755
12,579	Littelfuse, Inc.	3,395,953
12,775	Plexus Corp.*	990,318
34,000	ScanSource, Inc.*	1,060,120
15,668	SYNNEX Corp.	1,638,403

		21,588,584

Energy Equipment & Services – 1.1%
73,367	Cactus, Inc. Class A	3,555,365
79,270	ChampionX Corp.*	1,775,648
161,775	Helix Energy Solutions Group, Inc.*	571,066
38,712	National Energy Services Reunited Corp.*	384,410
89,792	NexTier Oilfield Solutions, Inc.*	540,548

		6,827,037

Entertainment* – 1.1%
729,866	Zynga, Inc. Class A	6,619,885

Equity Real Estate Investment Trusts (REITs) – 3.0%
135,700	Apple Hospitality REIT, Inc.	2,188,841
69,375	Corporate Office Properties Trust	1,752,413
50,551	Cousins Properties, Inc.	1,949,247
207,448	DigitalBridge Group, Inc.*	1,514,370
20,609	EastGroup Properties, Inc.	4,119,945
29,675	First Industrial Realty Trust, Inc.	1,803,646
54,575	Four Corners Property Trust, Inc.	1,477,345
18,790	National Storage Affiliates Trust	1,156,712
49,325	Rayonier, Inc.	1,802,336
13,028	Spirit Realty Capital, Inc.	618,309

		18,383,164

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 1.1%
19,370	BJ’s Wholesale Club Holdings, Inc.*	$ 1,190,674
20,823	Casey’s General Stores, Inc.	3,910,768
39,650	Performance Food Group Co.*	1,672,833

		6,774,275

Food Products – 1.6%
41,652	Fresh Del Monte Produce, Inc.	1,159,175
12,350	Freshpet, Inc.*	1,148,921
18,175	Ingredion, Inc.	1,721,172
5,700	Lancaster Colony Corp.	904,989
74,993	Nomad Foods Ltd.*	1,934,819
32,050	The Hain Celestial Group, Inc.*	1,170,787
57,431	The Simply Good Foods Co.*	2,023,294

		10,063,157

Gas Utilities – 0.2%
12,800	ONE Gas, Inc.	996,992

Health Care Equipment & Supplies – 2.8%
43,900	AngioDynamics, Inc.*	949,557
10,170	Axonics, Inc.*	482,363
5,880	CONMED Corp.	808,970
23,468	CryoPort, Inc.*	980,258
48,463	Envista Holdings Corp.*	2,095,540
43,459	Establishment Labs Holdings, Inc.*	2,274,644
9,226	Haemonetics Corp.*	446,077
14,494	Inari Medical, Inc.*	1,066,179
6,660	LivaNova PLC*	500,233
39,100	Natus Medical, Inc.*	900,864
24,196	Nevro Corp.*	1,589,677
92,902	Ortho Clinical Diagnostics Holdings PLC*	1,612,779
25,964	OrthoPediatrics Corp.*	1,227,838
5,170	Shockwave Medical, Inc.*	749,495
90,457	SI-BONE, Inc.*	1,782,003

		17,466,477

Health Care Providers & Services – 2.7%
73,690	Accolade, Inc.*	1,407,479
95,718	agilon health, Inc.*	1,587,004
75,921	Alignment Healthcare, Inc.*	577,000
31,525	Apria, Inc.*	1,179,350
33,793	Encompass Health Corp.	2,096,518
55,625	Hanger, Inc.*	1,008,481
68,834	HealthEquity, Inc.*	3,678,489
10,770	LHC Group, Inc.*	1,336,557
12,856	Oak Street Health, Inc.*	223,437
46,738	PetIQ, Inc.*	955,325
13,614	Progyny, Inc.*	551,367
29,819	R1 RCM, Inc.*	709,096
33,540	Surgery Partners, Inc.*	1,431,152

		16,741,255

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology* – 1.2%
140,093	Change Healthcare, Inc.	$ 2,757,030
19,790	Health Catalyst, Inc.	590,732
6,230	Inspire Medical Systems, Inc.	1,378,637
9,660	Omnicell, Inc.	1,450,352
35,874	Phreesia, Inc.	1,118,910

		7,295,661

Hotels, Restaurants & Leisure – 2.8%
21,848	Choice Hotels International, Inc.	3,133,003
16,091	Churchill Downs, Inc.	3,383,937
31,320	First Watch Restaurant Group, Inc.*	471,053
19,650	Hyatt Hotels Corp. Class A*	1,800,137
19,470	International Game Technology PLC	521,212
90,015	MakeMyTrip Ltd.*	2,402,500
9,240	Papa John’s International, Inc.	1,140,678
14,430	Planet Fitness, Inc. Class A*	1,279,075
29,700	Travel + Leisure Co.	1,686,960
9,920	Wingstop, Inc.	1,520,240

		17,338,795

Household Durables – 1.2%
5,400	Helen of Troy Ltd.*	1,130,382
22,149	Meritage Homes Corp.*	2,259,863
23,851	Tempur Sealy International, Inc.	949,508
10,865	Toll Brothers, Inc.	640,709
9,797	TopBuild Corp.*	2,279,272

		7,259,734

Household Products – 0.8%
6,850	Central Garden & Pet Co. Class A*	296,811
51,486	Energizer Holdings, Inc.	1,936,388
31,167	Spectrum Brands Holdings, Inc.	2,785,706

		5,018,905

Insurance – 2.9%
22,025	AMERISAFE, Inc.	1,156,753
46,605	Assured Guaranty Ltd.	2,483,580
37,935	Axis Capital Holdings Ltd.	2,161,536
103,275	Bright Health Group, Inc.*	287,105
14,928	Employers Holdings, Inc.	583,685
23,870	First American Financial Corp.	1,778,554
41,744	ProAssurance Corp.	1,000,186
7,675	RenaissanceRe Holdings Ltd.	1,206,280
25,000	Ryan Specialty Group Holdings, Inc. Class A*	935,250
16,525	Selective Insurance Group, Inc.	1,303,823
15,775	Stewart Information Services Corp.	1,126,808
15,185	The Hanover Insurance Group, Inc.	2,094,923
1,714	White Mountains Insurance Group Ltd.	1,784,205

		17,902,688

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 0.7%
260,352	Angi, Inc.	$ 2,233,820
41,078	Yelp, Inc.	1,418,834
26,360	ZipRecruiter, Inc.	571,749

		4,224,403

Internet & Direct Marketing Retail* – 0.1%
52,620	Porch Group, Inc.	555,141

IT Services – 4.2%
15,648	Concentrix Corp.	3,145,092
14,920	DigitalOcean Holdings, Inc.*	855,513
16,156	EVERTEC, Inc.	705,048
193,170	Evo Payments, Inc. Class A*	4,659,260
148,604	Genpact Ltd.	7,393,049
11,617	MAXIMUS, Inc.	898,226
61,710	Paya Holdings, Inc.*	404,201
23,610	Paymentus Holdings, Inc. Class A*	620,471
23,949	Rackspace Technology, Inc.*	299,602
17,967	TTEC Holdings, Inc.	1,438,977
69,939	Unisys Corp.*	1,276,387
11,383	WEX, Inc.*	1,832,435
5,890	Wix.com Ltd.*	773,769
19,720	WNS Holdings Ltd. ADR*	1,659,635

		25,961,665

Leisure Products – 1.3%
24,080	Acushnet Holdings Corp.	1,124,536
88,343	Callaway Golf Co.*	2,107,864
90,695	Clarus Corp.	2,043,358
76,825	Mattel, Inc.*	1,607,179
15,300	YETI Holdings, Inc.*	1,003,374

		7,886,311

Life Sciences Tools & Services – 1.9%
32,806	Bruker Corp.	2,184,879
13,655	Charles River Laboratories International, Inc.*	4,502,873
24,630	Codexis, Inc.*	504,915
101,220	NeoGenomics, Inc.*	2,281,499
24,988	Syneos Health, Inc.*	2,262,913

		11,737,079

Machinery – 3.7%
9,575	Alamo Group, Inc.	1,348,639
21,105	Allison Transmission Holdings, Inc.	801,779
41,394	Altra Industrial Motion Corp.	1,998,502
23,125	Astec Industries, Inc.	1,463,581
6,490	Chart Industries, Inc.*	790,936
20,725	Columbus McKinnon Corp.	896,978
19,475	Crane Co.	2,015,857
57,420	Evoqua Water Technologies Corp.*	2,325,510
50,265	Hillenbrand, Inc.	2,336,317
4,640	IDEX Corp.	999,642
21,106	John Bean Technologies Corp.	2,849,310
44,525	Kennametal, Inc.	1,539,229
26,250	Mueller Industries, Inc.	1,356,075
12,081	Terex Corp.	504,019
29,975	The Manitowoc Co., Inc.*	547,044

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
36,338	Wabash National Corp.	$ 712,952
4,000	Watts Water Technologies, Inc. Class A	612,840

		23,099,210

Media – 1.1%
41,184	Gray Television, Inc.	858,686
13,187	Nexstar Media Group, Inc. Class A	2,180,866
102,492	TEGNA, Inc.	1,984,245
79,975	The E.W. Scripps Co. Class A	1,639,488

		6,663,285

Metals & Mining – 0.4%
16,150	Kaiser Aluminum Corp.	1,546,362
17,550	Worthington Industries, Inc.	950,859

		2,497,221

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
27,192	Ares Commercial Real Estate Corp.	399,450
49,870	Blackstone Mortgage Trust, Inc. Class A	1,566,915
59,626	Starwood Property Trust, Inc.	1,475,744

		3,442,109

Multi-Utilities – 0.2%
18,100	NorthWestern Corp.	1,051,972

Oil, Gas & Consumable Fuels – 2.8%
130,537	Delek US Holdings, Inc.*	2,025,934
114,065	Enerplus Corp.	1,319,732
47,781	HollyFrontier Corp.	1,679,980
347,319	Kosmos Energy Ltd.*	1,503,891
30,210	Matador Resources Co.	1,352,502
60,306	PDC Energy, Inc.	3,574,337
30,300	Ranger Oil Corp.*	939,603
57,369	Viper Energy Partners LP	1,551,258
11,086	Whiting Petroleum Corp.*	823,135
81,363	World Fuel Services Corp.	2,295,250

		17,065,622

Paper & Forest Products – 0.2%
38,754	Schweitzer-Mauduit International, Inc.	1,173,084

Personal Products – 0.4%
26,600	Edgewell Personal Care Co.	1,218,280
53,590	elf Beauty, Inc.*	1,584,120

		2,802,400

Pharmaceuticals* – 0.5%
29,974	Catalent, Inc.	3,115,198

Professional Services – 2.6%
19,682	ASGN, Inc.*	2,260,871
18,475	CBIZ, Inc.*	713,689
37,387	FTI Consulting, Inc.*	5,451,398

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
14,650	ICF International, Inc.	$ 1,382,814
22,263	Korn Ferry	1,477,818
43,371	ManTech International Corp. Class A	3,133,121
21,632	Science Applications International Corp.	1,774,473

		16,194,184

Real Estate Management & Development – 0.6%
8,150	Colliers International Group, Inc.	1,191,204
68,800	Cushman & Wakefield PLC*	1,444,112
68,749	Realogy Holdings Corp.*	1,134,358

		3,769,674

Road & Rail – 1.2%
31,223	Knight-Swift Transportation Holdings, Inc.	1,766,597
2,718	Landstar System, Inc.	434,880
86,475	Marten Transport Ltd.	1,443,268
5,660	Saia, Inc.*	1,609,025
43,988	Werner Enterprises, Inc.	1,961,425

		7,215,195

Semiconductors & Semiconductor Equipment – 3.0%
19,655	CMC Materials, Inc.	3,555,196
36,450	Cohu, Inc.*	1,202,121
27,094	Entegris, Inc.	3,246,945
6,960	Impinj, Inc.*	552,554
20,050	Kulicke & Soffa Industries, Inc.	1,096,535
37,472	Lattice Semiconductor Corp.*	2,069,204
45,160	MACOM Technology Solutions Holdings, Inc.*	2,764,244
7,400	Silicon Laboratories, Inc.*	1,222,406
4,500	SiTime Corp.*	1,048,905
8,733	SMART Global Holdings, Inc.*	500,925
27,551	Ultra Clean Holdings, Inc.*	1,389,121

		18,648,156

Software – 5.5%
26,320	ACI Worldwide, Inc.*	904,618
160,130	Avaya Holdings Corp.*	2,917,568
24,833	Blackline, Inc.*	2,281,408
66,000	Cognyte Software, Ltd.*	716,100
46,549	Couchbase, Inc.*	1,090,643
41,321	Dynatrace, Inc.*	2,266,870
20,419	Envestnet, Inc.*	1,509,781
24,299	InterDigital, Inc.	1,677,360
22,800	Jamf Holding Corp.*	753,768
24,152	Mimecast Ltd.*	1,925,156
41,067	NCR Corp.*	1,563,010
59,203	PROS Holdings, Inc.*	1,640,515
9,697	Q2 Holdings, Inc.*	632,729
16,440	Smartsheet, Inc.*	1,022,897
87,870	Sumo Logic, Inc.*	1,046,532
40,140	Telos Corp.*	469,237
46,480	Varonis Systems, Inc.*	1,731,845
37,775	Verint Systems, Inc.*	1,938,991
45,269	Workiva, Inc.*	5,354,417
145,835	Zuora, Inc. Class A*	2,425,236

		33,868,681

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 2.0%
20,585	American Eagle Outfitters, Inc.	$ 469,956
11,300	Citi Trends, Inc.*	550,536
39,934	Foot Locker, Inc.	1,784,251
150,031	Leslie’s, Inc.*	3,125,146
7,375	Murphy USA, Inc.	1,450,367
43,570	National Vision Holdings, Inc.*	1,781,142
58,836	Sally Beauty Holdings, Inc.*	1,010,214
12,850	Signet Jewelers Ltd.	1,106,770
19,918	Victoria’s Secret & Co.*	1,112,022

		12,390,404

Textiles, Apparel & Luxury Goods – 1.3%
17,164	Carter’s, Inc.	1,598,312
12,375	Columbia Sportswear Co.	1,149,266
8,450	Crocs, Inc.*	867,139
65,422	Hanesbrands, Inc.	1,053,294
23,185	Skechers U.S.A., Inc. Class A*	973,770
54,930	Steven Madden Ltd.	2,259,820

		7,901,601

Thrifts & Mortgage Finance – 1.5%
31,442	Essent Group Ltd.	1,435,013
10,391	Federal Agricultural Mortgage Corp. Class C	1,265,624
26,847	Mr Cooper Group, Inc.*	1,077,907
46,504	NMI Holdings, Inc. Class A*	1,150,509
14,893	PennyMac Financial Services, Inc.	933,791
24,347	Walker & Dunlop, Inc.	3,223,786

		9,086,630

Tobacco – 0.3%
14,603	Turning Point Brands, Inc.	514,464
20,373	Universal Corp.	1,108,902

		1,623,366

Trading Companies & Distributors – 1.9%
23,400	Applied Industrial Technologies, Inc.	2,292,732
46,150	Core & Main, Inc. Class A*	1,109,908
7,600	Herc Holdings, Inc.	1,219,420
17,975	McGrath RentCorp	1,369,875
10,053	SiteOne Landscape Supply, Inc.*	1,810,746
32,608	WESCO International, Inc.*	3,974,589

		11,777,270

TOTAL COMMON STOCKS (Cost $519,011,789)		$581,917,986

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 0.2%
9,500	iShares Russell 2000 Value ETF	$ 1,485,230
(Cost $1,443,335)

Shares	Dividend Rate	Value

Investment Company(a) – 5.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
32,057,961	0.026%	$ 32,057,961
(Cost $32,057,961)

TOTAL INVESTMENTS – 99.7% (Cost $552,513,085)		$615,461,177

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,810,740

NET ASSETS – 100.0%		$617,271,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2022:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$23,082,362	$255,242,222	$—
Australia and Oceania	5,629,245	8,261,819	—
Europe	76,777,539	819,609,174	—
North America	108,345,756	4,324,498	—
South America	4,755,383	1,705,459	—
Investment Company	47,129,562	—	—

Total	$265,719,847	$1,089,143,172	$—

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,408,825	$—	$—
Australia and Oceania	153,081	—	—
Europe	5,997,523	—	—
North America	568,358,557	—	—
Investment Company	32,057,961	—	—
Exchange Traded Fund	1,485,230	—	—

Total	$615,461,177	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — The Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.